Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Treasury Shares	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Equity attributable to owners of the Company	Non— controlling interests
Balance at Dec. 31, 2021	$ 237,526,772	$ 168,142,740	$ 0	$ 0	$ 56,710,702	$ (18,534,315)	$ 206,319,127	$ 31,207,645
Balance (in shares) at Dec. 31, 2021		168,142,740	0
Profit (loss) for the year	11,441,233				8,028,610		8,028,610	3,412,623
Other comprehensive income	(13,533,732)					(13,533,732)	(13,533,732)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(2,092,499)				8,028,610	(13,533,732)	(5,505,122)	3,412,623
Capital Contributions	700,000							700,000
Distributions paid to non-controlling interest	(2,067,803)							(2,067,803)
Balance at Dec. 31, 2022	234,066,470	$ 168,142,740	$ 0	0	64,739,312	(32,068,047)	200,814,005	33,252,465
Balance (in shares) at Dec. 31, 2022		168,142,740	0
Profit (loss) for the year	7,156,005				3,139,333	0	3,139,333	4,016,672
Other comprehensive income	18,373,064					18,373,064	18,373,064
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	25,529,069				3,139,333	18,373,064	21,512,397	4,016,672
Capital Contributions	5,870,314							5,870,314
Distributions paid to non-controlling interest	(4,522,936)							(4,522,936)
Balance at Dec. 31, 2023	260,942,917	$ 168,142,740	$ 0	0	67,878,645	(13,694,983)	222,326,402	38,616,515
Balance (in shares) at Dec. 31, 2023		168,142,740	0
Profit (loss) for the year	(19,426,051)				(29,285,428)		(29,285,428)	9,859,377
Other comprehensive income	(12,985,112)					(12,985,112)	(12,985,112)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(32,411,163)				(29,285,428)	(12,985,112)	(42,270,540)	9,859,377
Impact of reverse capitalization (in shares)		(141,830,740)
Impact of reverse capitalization	0	$ (168,140,109)		168,140,109
Issuance of shares to TWOA shareholders upon reverse capitalization (in shares)		3,897,747
Issuance of shares to TWOA shareholders upon reverse capitalization	(2,753,720)	$ 390		(2,754,110)			(2,753,720)
Issuance of shares to PIPE Investor (in shares)		1,500,000
Issuance of shares to PIPE Investor	15,000,000	$ 150		14,999,850			15,000,000
Foreclosure of the collateralized LLP Shares held by LLI upon Closing	(9,765,972)			(9,765,972)			(9,765,972)
Listing expense	44,469,613			44,469,613			44,469,613
Share-based payments	2,060,666			2,060,666			2,060,666
Repurchase of treasury shares (in shares)			(126,834)
Aggregate purchase price	(1,242,773)		$ (1,242,773)				(1,242,773)
Issuance of shares to service provider (in shares)		1,141,191
Issuance of shares to service provider	1,141,200	$ 90,000		9			1,141,200
Capital Contributions	3,303,450							3,303,450
Distributions paid to non-controlling interest	(9,942,800)							(9,942,800)
Balance at Dec. 31, 2024	$ 270,801,418	$ 3,180	$ (1,242,773)	$ 218,291,347	$ 38,593,217	$ (26,680,095)	$ 228,964,876	$ 41,836,542
Balance (in shares) at Dec. 31, 2024		31,799,747	(126,834)